VAT AND OTHER TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
VAT AND OTHER TAXES PAYABLE
VAT payable	$ 147,247	$ 162,034
Surcharge and fees	19,168	21,339
Income tax payable		23,979
Total VAT and Other Taxes Payable	$ 166,415	$ 207,352